Goodwill and other intangible assets and liabilities - Gross Carrying Amounts and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-lived Intangible Liabilities [Roll Forward]
Gross carrying amount, beginning balance	$ 444	$ 444
Accumulated amortization, beginning balance	(313)	(197)
Net carrying amount, beginning balance	131	247
Additions, gross	0	0
Additions, net	0	0
Amortization of unfavorable contracts	(65)	(116)
Gross carrying amount, ending balance	444	444
Accumulated amortization, ending balance	(378)	(313)
Net carrying amount, ending balance	$ 66	$ 131